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                       [SUTHERLAND ASBILL & BRENNAN LLP]


MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sablaw.com

                               September 27, 2006

VIA EDGAR TRANSMISSION
----------------------

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:     Merrill Lynch Life Insurance Company and
        Merrill Lynch Life Variable Annuity Separate Account A
        (File No. 333-118362)
        ------------------------------------------------------

Commissioners:

On behalf of Merrill Lynch Life Insurance Company and Merrill Lynch Life Variable Annuity Separate Account A (the "Account"), we have attached for filing Post-Effective Amendment No. 2 (the "Amendment") to the Account's Registration Statement on Form N-4 for certain variable annuity contracts. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to update disclosure on the Guaranteed Minimum Income Benefit, add disclosure on the Guaranteed Minimum Income Benefit Plus, and to add disclosure on the Guaranteed Minimum Death Benefit (Guaranteed Minimum Income Benefit Plus version) and the Guaranteed Minimum Death Benefit (Guaranteed Minimum Withdrawal Benefit version).

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0698, or Lisa Pellegrino at (202) 383-0873.

Sincerely,

/s/ Mary E. Thornton

Mary E. Thornton

Attachment

cc:     Kirsty Lieberman, Esq.
        Lisa A. Pellegrino, Esq.